11 Taxes: Schedule of Effective Income Tax Rate Reconciliation (Details) (USD $)	3 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Income Tax Reconciliation, Income Tax Expense (Benefit), at Federal Statutory Income Tax Rate	$ (156,981)	$ (334,307)
Income Tax Reconciliation, Foreign Income Tax Rate Differential	32,918	64,518
Income Tax Reconciliation, Change in Deferred Tax Assets Valuation Allowance	124,063	269,789
Income Tax Reconciliation, Tax Settlements, Foreign	$ 0	$ 0